Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	Notable Labs, Ltd.
Entity Central Index Key	0001603207
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	320 Hatch Drive
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(415)
Local Phone Number	851-2410
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	320 Hatch Drive
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(415)
Local Phone Number	851-2410
Contact Personnel Name	Joseph Wagner